Exhibit 99.1

Ernst & Young LLP One Manhattan West New York, New York 10001	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Sunnova Energy Corporation (the “Originator”) Sunnova Helios XV Depositor, LLC (the “Depositor”) 20 East Greenway Plaza #540 Houston, Texas 77046	3 March 2025

Re:    Sunnova Helios XV Issuer, LLC (the “Issuer”)
    Solar Loan Backed Notes, Series 2025-AP (the “Notes”)
    Sample Solar Loan Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Originator, Depositor, RBC Capital Markets, LLC, ATLAS SP Securities, a division of Apollo Global Securities, LLC and ING Financial Markets LLC (collectively, the “Specified Parties”), for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to a pool of solar loans (the “Solar Loans”) originated by the Originator relating to the Issuer’s securitization transaction. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Originator, on behalf of the Depositor, provided us with:
a.An electronic data file labeled “3.1.1 2025-A (Helios XV) Collateral Data Tape_2025.01.31_External AUP_vF.xlsb” and the corresponding record layout and decode information, as applicable (the “Preliminary Data File”), that the Originator, on behalf of the Depositor, indicated contains information as of 31 January 2025 (the “Preliminary Cut-Off Date”) relating to a pool of solar loans (the “Preliminary Solar Loans”) that are expected to be representative of the Solar Loans,
b.Imaged copies of the following items (collectively, the “Source Documents”):
i.The customer loan agreement, amendment and/or change order thereto or other related documents (collectively and as applicable, the ”Customer Agreement”) and
ii.The work order, amendment and/or change order thereto (collectively and as applicable, the ”Work Order”), that the Originator, on behalf of the Depositor, indicated relate to each Sample Solar Loan (as defined in Attachment A),
c.A file labeled “2025-A (Helios XV) AUP Supplementary Data Tape_2025.01.31_External_vF.xlsb” and the corresponding record layout and decode information, as applicable (the “Supplemental Sample Query,” together with the Source Documents, the “Sources”), that the Originator, on behalf of the Depositor, indicated was extracted from a servicing system and contains information relating to the Sample Solar Loans,
d.The list of relevant characteristics (the “Sample Characteristics”) on the Preliminary Data File, which is shown on Exhibit 1 to Attachment A, and
e.Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, certain information contained on the Preliminary Data File is the “Subject Matter” as of the date of this report.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Preliminary Data File, Sources, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Sources or any other information provided to us, or that we were instructed to obtain, as applicable, by the Originator, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Preliminary Solar Loans or Solar Loans, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Originator, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:
a.Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.Making any findings with respect to:
i.Whether the origination of the Solar Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.The value of the collateral securing the Solar Loans,
iii.Whether the originator(s) of the Solar Loans complied with federal, state or local laws or regulations or
iv.Any other factor or characteristic of the Solar Loans that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedures engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

3 March 2025

Attachment A

Procedures performed and our associated findings

1.As instructed by the Originator, on behalf of the Depositor, we randomly selected a sample of 305 Preliminary Solar Loans from the Preliminary Data File (the “Sample Solar Loans”). For the purpose of this procedure, the Originator, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Solar Loans or the methodology they instructed us to use to select the Sample Solar Loans from the Preliminary Data File.

For the purpose of the procedures described in this report, the 305 Sample Solar Loans are referred to as Sample Solar Loan Numbers 1 through 305.

2.For each Sample Solar Loan, we:

a.Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Preliminary Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Sources, subject to the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source(s) that we were instructed by the Originator, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was found to be in agreement.

b.Observed that the Customer Agreement was labeled as:
i.A “Sunnova Easy Own,” “Sunnova Home Solar Service Easy Own Plan™ Equipment Purchase,” “Servicio Residencial Solar de Sonnova Easy Own Plan™ Compra del Equipo” or “Sunnova Home Solar Service Easy Own Plan™ Equipment Purchase” for each Sample Solar Loan with a contract type value of “Loan,” as shown on the Preliminary Data File,
ii.A “Sunsafe™ Easy Own,” “Sunnova SunSafe® Home Solar + Battery Storage Service Easy Own Plan™ Equipment Purchase,” “Sunnova SunSafe® Solar + Battery Storage Service Easy Own Plan™ Equipment Purchase,” “Sunnova SunSafe® Servicio de Energia Solar + Baterias de Almacenamiento Easy Own Plana, ¢ Compra del Equipo,” “Sunnova SunSafe® Servicio de Energia Solar + Baterias de Almacenamiento,” “Sunnova SunSafe® Servicio de Energia Solar + Baterias de Almacenamiento Easy Own Plan™,” “Sunnova + SunSafe,” “Sunnova SunSafe® Servicio de Energia Solar + Baterias de Almacenamiento Easy Own Plan™ Compra del Equipo” or “Sunnova SunSafe® Home Solar + Battery Storage Service Easy Own Plan™ Equipment Purchase” for each Sample Solar Loan with a contract type value of “Loan Storage,” as shown on the Preliminary Data File, or

Attachment A

Procedures performed and our associated findings (continued)

2. (continued)

b. (continued)

iii.A “Sunnova + Sunsafe™,” “SunSafe™,” “Sunnova + SunSafe® Add-on Battery Service Easy Own Plan™ Equipment Purchase,” “Sunnova + SunSafe® Add-on Battery Service Easy Own Planâ Equipment Purchase,” “Sunnova + Sunsafe® Servicio Adicional de Baterias de Almacenamiento Easy Own Plan™ Compra del Equipo” or “Sunnova + Sunsafe Servicio Adicional de Baterias de Almacenamiento Easy Own Plan™ Compra del Equipo” for each Sample Solar Loan with a contract type value of “Battery Loan,” as shown on the Preliminary Data File, subject to the additional instruction(s) provided by the Originator, on behalf of the Depositor, described in the succeeding paragraph(s) of this Item.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to ignore differences that appear to be due to abbreviation, truncation or translation.

Exhibit 1 to Attachment A

Sample Characteristics and Sources

Sample Characteristic	Preliminary Data File Field Name	Source(s)	Note(s)
System ID	System ID	Customer Agreement and Supplemental Sample Query	i.
Installation state	State	Customer Agreement
Contract term (months)	Contract Term (months)	Customer Agreement
Guaranteed solar rate	Guaranteed Solar Rate	Customer Agreement	ii., iii.
Guaranteed production (kWh)	Guaranteed Production (kWh)	Customer Agreement	iii., iv.
APR (%)	APR (%)	Customer Agreement	v.
Dealer	Dealer	Customer Agreement or Supplemental Sample Query	vi., vii.
Utility	Utility	Customer Agreement or Supplemental Sample Query	vi., vii.
InService date	In-Service Date	Supplemental Sample Query	iii.
First payment date	First Payment Date	Supplemental Sample Query	iii.
Maturity date	Maturity Date	Customer Agreement, Supplemental Sample Query and recalculation	iii., viii.
Number of payments made (months)	Number of Payments Made (months)	Supplemental Sample Query and recalculation	iii., ix.
Remaining contract term (months)	Remaining Term (months)	Customer Agreement and recalculation	x.
System size (kW)	System Size (kW)	Customer Agreement	iii., xi
Module manufacturer	Module Manufacturer	Customer Agreement or Supplemental Sample Query	iii., vi., vii.
Inverter manufacturer	Inverter Manufacturer	Customer Agreement or Supplemental Sample Query	iii., vi., vii.
Battery manufacturer	Battery Manufacturer	Customer Agreement	iii., vii.

Exhibit 1 to Attachment A

Total battery capacity (kWh)	Total Battery Capacity (kWh)	Supplemental Sample Query	iii.
Expected year 1 production (kWh)	Expected Year 1 Production (kWh)	Supplemental Sample Query	iii.
FICO score	FICO	Supplemental Sample Query
Inverter type	Inverter Type	Supplemental Sample Query	iii.
Payment type (ACH)	Payment Type	Supplemental Sample Query
Original loan balance	Original Loan Balance ($)	Customer Agreement or Work Order	xii., xiii.
Original scheduled prepayment balance	Original Scheduled Prepayment Balance ($)	Customer Agreement	iii., xiii.
Original primary balance	Original Primary Balance ($)	Customer Agreement and recalculation	xiii., xiv.
Current loan balance	Current Loan Balance ($)	Supplemental Sample Query
Current scheduled prepayment balance	Current Scheduled Prepayment Balance ($)	Supplemental Sample Query	iii.
Current primary balance	Current Primary Balance ($)	Supplemental Sample Query
Current battery loan balance	Current Battery Loan Balance ($)	Supplemental Sample Query	iii.
Scheduled prepayment deadline	Scheduled Prepayment Deadline	Supplemental Sample Query	iii.
Current monthly payment	Current Monthly Payment ($)	Supplemental Sample Query
Original battery loan balance	Original Battery Loan Balance ($)	Customer Agreement	xiii., xv.

Exhibit 1 to Attachment A

Notes:

i.For identification purposes only.

ii.For the purpose of comparing the guaranteed solar rate Sample Characteristic for each Sample Solar Loan (except for (a) the Sample Solar Loans described in the succeeding paragraph(s) of this note and (b) any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- $0.01 or less.

The Originator, on behalf of the Depositor, instructed us not to compare the guaranteed solar rate Sample Characteristic for any Sample Solar Loan with an installation state value of “PR,” “HI” or “FL,” as shown on the Preliminary Data File.

iii.The Originator, on behalf of the Depositor, instructed us not to compare the indicated Sample Characteristics for any Sample Solar Loan with a corresponding Sample Characteristic value of “—,” “0” or “NA,” as shown on the Preliminary Data File.

iv.For the purpose of comparing the guaranteed production (kWh) Sample Characteristic for each Sample Solar Loan (except for (a) the Sample Solar Loans described in the succeeding paragraph(s) of this note and (b) any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 1.00 kWh or less.

The Originator, on behalf of the Depositor, instructed us not to compare the guaranteed production (kWh) Sample Characteristic for any Sample Solar Loan with an installation state value of “PR,” “HI” or “FL,” as shown on the Preliminary Data File.

v.For the purpose of comparing the APR (%) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to note agreement if the corresponding value, as shown on the Preliminary Data File, agreed to at least one value, as shown in the Customer Agreement. We performed no procedures to reconcile any differences that may exist relating to the APR (%) Sample Characteristic information shown in the Customer Agreement.

vi.For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan (except for any Sample Solar Loan described in note iii., if applicable), the Originator, on behalf of the Depositor, instructed us to use the Supplemental Sample Query as the Source if the information shown on the Customer Agreement is different than the corresponding information shown on the Preliminary Data File (and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

vii.For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan (except for any Sample Solar Loan described in note iii., if applicable), the Originator, on behalf of the Depositor, instructed us to ignore differences that appear to be due to abbreviations, truncations and spelling errors (and in accordance with any other applicable note(s)).

viii.For the purpose of comparing the maturity date Sample Characteristic for each Sample Solar Loan (except for any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to recalculate the maturity date by adding the:
a.Number of months represented by the result of subtracting:
i.One from
ii.The contract term (months), as shown in the Customer Agreement, to
b.First payment date, as shown on the Supplemental Sample Query.

ix.For the purpose of comparing the number of payments made (months) Sample Characteristic for each Sample Solar Loan (except for any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to recalculate the number of payments made (months) by:
a.Calculating the difference in days using the YEARFRAC function in Microsoft Excel between:
i.The earlier of the:
(1)End of the month prior to the first payment date, as shown on the Supplemental Sample Query, and
(2)Preliminary Cut-Off Date and
ii.Preliminary Cut-Off Date,
b.Multiplying the result obtained above by 12 and
c.Rounding the result obtained above to the nearest integer.

x.For the purpose of comparing the remaining contract term (months) Sample Characteristic for each Sample Solar Loan, the Originator, on behalf of the Depositor, instructed us to recalculate the remaining contract term (months) by subtracting the:
a.Number of payments made (months), as shown on the Preliminary Data File, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note, from
b.Contract term (months), as shown in the Customer Agreement.

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to use a number of payments made (months) value of “0” for each Sample Solar Loan with a number of payments made (months) value of “—,” as shown on the Preliminary Data File.

Exhibit 1 to Attachment A

Notes: (continued)

xi.For the purpose of comparing the system size (kW) Sample Characteristic for each Sample Solar Loan (except for any Sample Solar Loan described in note iii.), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- 0.01 or less.

xii.For the purpose of comparing the original loan balance Sample Characteristic for each Sample Solar Loan (except for Sample Solar Loan Numbers 85, 284 and 300), the Originator, on behalf of the Depositor, instructed us to use the Customer Agreement as the Source (and in accordance with any other applicable note(s)).

For the purpose of comparing the original loan balance Sample Characteristic for Sample Solar Loan Numbers 85, 284 and 300, the Originator, on behalf of the Depositor, instructed us to use Work Order as the Source.

xiii.For the purpose of comparing the indicated Sample Characteristics for each Sample Solar Loan (except for any Sample Solar Loan described in note iii., if applicable), the Originator, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less (and in accordance with any other applicable note(s)).

xiv.For the purpose of comparing the original primary balance Sample Characteristic for each Sample Solar Loan (except for Sample Solar Loan Numbers 85, 284 and 300) with a contract type value of “Loan” or “Loan Storage,” as shown on the Preliminary Data File, the Originator, on behalf of the Depositor, instructed us to recalculate the original primary balance by subtracting the:
a.Original scheduled prepayment balance, as shown in the Customer Agreement, subject to the additional instruction(s) described in the succeeding paragraph(s) of this note, from
b.Original loan balance, as shown in the Customer Agreement,
(and in accordance with any other applicable note(s)).

For the purpose of comparing the original primary balance Sample Characteristic for Sample Solar Loan Numbers 85, 284 and 300, the Originator, on behalf of the Depositor, instructed us to recalculate the original primary balance by multiplying the:
a.Original loan balance, as shown in the Work Order,
by
b.70%,
(and in accordance with any other applicable note(s)).

Exhibit 1 to Attachment A

Notes: (continued)

xiv.(continued)

For the purpose of this procedure, the Originator, on behalf of the Depositor, instructed us to use an original scheduled prepayment balance value of “$0.00” for any Sample Solar Loan with an original scheduled prepayment balance value of “—,” as shown on the Preliminary Data File.

The Originator, on behalf of the Depositor, instructed us not to compare the original primary balance Sample Characteristic for any Sample Solar Loan with a contract type value of “Battery Loan,” as shown on the Preliminary Data File.

xv.For the purpose of comparing the original battery loan balance Sample Characteristic for each Sample Solar Loan with a contract type value of “Battery Loan,” as shown on the Preliminary Data File, the Originator, on behalf of the Depositor, instructed us to use the original loan balance, as shown in the Customer Agreement (and in accordance with any other applicable note(s)).

The Originator, on behalf of the Depositor, instructed us not to compare the original battery loan balance Sample Characteristic for any Sample Solar Loan with a contract type value of “Loan” or “Loan Storage,” as shown on the Preliminary Data File.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Originator, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A
Sample Characteristic Differences

Sample Solar Loan Number	Sample Characteristic	Preliminary Data File Value	Source(s) Value

65	Guaranteed solar rate	0.186	0.204

85	Guaranteed production (kWh)	5,325.78	6,010.00
	Original scheduled prepayment balance	$5,710.63	$6,528.00

94	System size (kW)	14.000	8.400

264	Guaranteed solar rate	0.134	0.146

284	Guaranteed production (kWh)	6,874.51	9,836.00
	System size (kW)	5.670	8.100
	Original scheduled prepayment balance	$8,122.97	$10,878.97

300	Guaranteed production (kWh)	5,840.58	5,544.99
	Guaranteed solar rate	0.230	0.283
	Original scheduled prepayment balance	$10,703.62	$12,484.87

305	Guaranteed solar rate	0.230	0.247